Future Aggregate Minimum Lease Payments Required Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 930
2014	798
2015	681
2016	114
Operating Leases, Future Minimum Payments Due, Total	$ 2,523